Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Expenses Recognized for Share-based Compensation Granted

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Cost of revenues	—	15,689
Selling and marketing expenses	—	179,907
Research and development expenses	—	223,152
General and administrative expenses	—	2,424,953
Total	—	2,843,701

Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		US$
Unvested as of December 31, 2024	1,215,762	2.04
Granted	1,579,450	1.21
Vested	(2,023,328)	1.39
Forfeited	(5,514)	2.04
Unvested as of June 30, 2025	766,370	2.03